Investments in joint ventures and joint operations - Joint venture summarized financial information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Operating expenses	£ 145,291	£ 54,896	£ 23,189
Loss for the year	(118,728)	(49,231)	(22,283)
Total comprehensive loss for the year	(116,252)	(49,889)	(22,386)
Cash and cash equivalents	404,577	562,173	62,584	£ 31,454
Current assets	554,025	581,788
Current liabilities	(91,648)	(45,736)
Members' surplus	(23,106)	(135,886)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Operating expenses	(1,720)	(2,304)	(2,422)
Loss for the year	(1,720)	(2,304)	(2,422)
Total comprehensive loss for the year	(1,720)	(2,304)	(2,422)
Cash and cash equivalents	253	1,178	215
Current assets	3	91	306
Current liabilities	(209)	(78)	(66)
Members' surplus	£ 47	£ 1,191	£ 455